Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	716,866,542.65	37,046
Yield Supplement Overcollateralization Amount 09/30/20	25,643,021.28	0
Receivables Balance 09/30/20	742,509,563.93	37,046
Principal Payments	29,156,730.49	813
Defaulted Receivables	1,283,391.48	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	24,202,205.67	0
Pool Balance at 10/31/20	687,867,236.29	36,180

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.27%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	5,754,201.43	261
Past Due 61-90 days	1,564,043.49	67
Past Due 91-120 days	380,240.22	23
Past Due 121+ days	0.00	0
Total	7,698,485.14	351

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.08%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	892,842.09
Aggregate Net Losses/(Gains) - October 2020	390,549.39
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.63%
Prior Net Losses Ratio	0.45%
Second Prior Net Losses Ratio	0.00%
Third Prior Net Losses Ratio	0.26%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	7,910,473.22
Actual Overcollateralization	7,910,473.22
Weighted Average APR	4.58%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	51.17

Flow of Funds	$ Amount
Collections	37,243,023.83
Investment Earnings on Cash Accounts	1,198.55
Servicing Fee(1)	(618,757.97)
Transfer to Collection Account	-
Available Funds	36,625,464.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,027,991.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,555,341.12
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,910,473.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,451,858.73
(12) Collection Account Redeposits	4,388,000.00

Total Distributions of Available Funds	36,625,464.41

Servicing Fee	618,757.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 10/15/20	708,622,577.41
Principal Paid	28,665,814.34
Note Balance @ 11/16/20	679,956,763.07

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2a
Note Balance @ 10/15/20	200,755,277.45
Principal Paid	23,686,982.76
Note Balance @ 11/16/20	177,068,294.69
Note Factor @ 11/16/20	57.2591821%

Class A-2b
Note Balance @ 10/15/20	42,197,299.96
Principal Paid	4,978,831.58
Note Balance @ 11/16/20	37,218,468.38
Note Factor @ 11/16/20	57.2591821%

Class A-3
Note Balance @ 10/15/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	336,770,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-4
Note Balance @ 10/15/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	80,300,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	32,400,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	16,200,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,119,791.34
Total Principal Paid	28,665,814.34
Total Paid	29,785,605.68

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	327,900.29
Principal Paid	23,686,982.76
Total Paid to A-2a Holders	24,014,883.05

Class A-2b
One-Month Libor	0.14838%
Coupon	0.37838%
Interest Paid	14,192.55
Principal Paid	4,978,831.58
Total Paid to A-2b Holders	4,993,024.13

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0395100
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6106721
Total Distribution Amount	27.6501821

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.0603424
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.5974090
Total A-2a Distribution Amount	77.6577514

A-2b Interest Distribution Amount	0.2183469
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.5974089
Total A-2b Distribution Amount	76.8157558

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	158.92
Noteholders' Third Priority Principal Distributable Amount	565.13
Noteholders' Principal Distributable Amount	275.95

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	2,699,840.43
Investment Earnings	343.03
Investment Earnings Paid	(343.03)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,627,316.51	$4,790,170.72	$5,195,803.78
Number of Extensions	184	185	203
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.62%	0.64%

(1)   The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

        Such amounts have priority prior to the application of Available Funds.